UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Carl C. Icahn, Individual
Address:  c/o Icahn Associates Corp.
          767 Fifth Ave., 47th Floor
          New York, New York  10153

Form 13F File Number:  028-04333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Edward E. Mattner, Attorney-in-Fact for Carl C. Icahn
Title:  Individual
Phone:  (212) 702-4300

Signature, Place, and Date of Signing:


/s/ Edward E. Mattner
---------------------
Edward E. Mattner                   New York, New York                   5/15/09
[Signature]                         [City, State]                        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                7

Form 13F Information Table Entry Total:          20

Form 13F Information Table Value Total:  $2,768,192
                                         (thousands)


Confidential Treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager, and this information has been filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      Form 13F File Number      Name
         ---      --------------------      ----

         01       028-04690                 High River Limited Partnership

         02       028-13170                 Thornwood Associates Limited
                                            Partnership

         03       028-02662                 Barberry Corp.

         04       028-04970                 High Coast Limited Partnership

         05       028-04460                 Highcrest Investors Corp.

         06       028-11469                 Gascon Partners

         07       028-13260                 IEH FM Holdings LLC

                                                             Form 13F Information Table
                                                     Name of Reporting Manager: Carl C. Icahn


COLUMN 1           COLUMN 2   COLUMN 3         COLUMN 4           COLUMN 5            COLUMN 6      COLUMN 7          COLUMN 8
NAME OF            TITLE OF                    VALUE        SHRS OR   SH/   PUT/      INVESTMENT     OTHER        Voting Authority
ISSUER             CLASS      CUSIP            (x$1000)     PRN AMT   PRN   CALL      DISCRETION     MANAGER     SOLE  SHARED   NONE
------             -----      -----            --------     -------   ---   ----      ----------     -------     ----  ------   ----

ADVENTRX PHARMA-   COM        00764X103            156      864,865   SH                Defined         1             864,865
CEUTICALS INC

AMERICAN RAILCAR   COM        02916P103          2,586      338,933   SH                Defined         3             338,933
INDS INC

AMERICAN RAILCAR   COM        02916P103         85,648   11,225,212   SH                Defined                    11,225,212
INDS INC

BIOGEN IDEC INC    COM        09062X103        168,533    3,215,051   SH                Defined         1           3,215,051

BLOCKBUSTER INC    CL A       093679108          1,248    1,732,960   SH                Defined         1           1,732,960

BLOCKBUSTER INC    CL A       093679108            647      898,000   SH                Defined         3             898,000

BLOCKBUSTER INC    CL B       093679207            348      772,320   SH                Defined         1             772,320

BLOCKBUSTER INC    CL B       093679207            153      340,906   SH                Defined         3             340,906

ENZON PHARMA-      COM        293904108          4,275      704,214   SH                Defined         1             704,214
CEUTICALS INC

FEDERAL MOGUL CORP COM        313549404        502,616   75,241,924   SH                Defined         7          75,241,924

GUARANTY FINL      COM        40108N106          4,014    3,823,308   SH                Defined         1           3,823,308
GROUP INC

ICAHN ENTERPRISES   DEP       451100101         79,396    3,053,674   SH                Defined         3           3,053,674
LP                 UNIT

ICAHN ENTERPRISES   DEP       451100101        962,256   37,009,836   SH                Defined         4          37,009,836
LP                 UNIT

ICAHN ENTERPRISES   DEP       451100101        100,526    3,866,379   SH                Defined         5           3,866,379
LP                 UNIT

ICAHN ENTERPRISES   DEP       451100101        309,196   11,892,167   SH                Defined         6          11,892,167
LP                 UNIT

ICAHN ENTERPRISES   DEP       451100101        111,438    4,286,087   SH                Defined         2           4,286,087
LP                 UNIT

ICAHN ENTERPRISES   DEP       451100101        224,450    8,632,679   SH                Defined                     8,632,679
LP                 UNIT

LIONS GATE         COM NEW    535919203         16,959    3,358,226   SH                Defined         1           3,358,226
ENTMNT CORP

LIONS GATE         NOTE       535919AF1            149      200,000   PRN               Defined         1             200,000
ENTMNT CORP    2.938% 10/1

YAHOO INC          COM        984332106        193,598   15,113,025   SH                Defined         1          15,113,025


                                   TOTAL    $2,768,192




CONFIDENTIAL TREATMENT HAS BEEN REQUESTED FOR CERTAIN ACCOUNTS OF SECURITIES REPORTED BY THIS INSTITUTIONAL INVESTMENT MANAGER PURSUANT TO RULE 24B-2 UNDER THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, AND THIS INFORMATION HAS BEEN FILED SEPARATELY WITH THE COMMISSION.

* This table may also include positions held by public companies controlled by Mr. Icahn. While Mr. Icahn may be deemed to have "investment discretion" over such positions pursuant to Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1, Mr. Icahn expressly disclaims having such "investment discretion" over such positions for any other purposes.